COMMITMENTS	12 Months Ended
Dec. 31, 2023
COMMITMENTS
COMMITMENTS
32.    COMMITMENTS

In the ordinary course of its business, the Company enters into long-term agreements for provision of manufacturing, transportation, information technology services and electric power supply (with physical delivery, for its manufacturing activities). The agreements have termination clauses for noncompliance with essential obligations. In general, the minimum agreed upon is acquired and therefore there are no liabilities recorded in addition to the amount recognized on the accrual basis.

Total minimum supply payments, measured at nominal value, according to the contract, are:

	Consolidated
	2023	2022
Less than one year	273,548	614,075
One to five years	486,961	659,626
Above five years	799	49,331
Total	761,308	1,323,032